ARK 21Shares Active Bitcoin Ethereum Strategy ETF

Schedule of Investments

December 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.5%	Shares	Value
ARK 21Shares Active Bitcoin Futures Strategy ETF(a)(b)	68,693	$4,188,597
ARK 21Shares Active Ethereum Futures Strategy ETF(b)	25,312	934,055
TOTAL EXCHANGE TRADED FUNDS (Cost $4,451,902)		5,122,652

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.41%(c)	26,808	26,808
TOTAL SHORT-TERM INVESTMENTS (Cost $26,808)		26,808

TOTAL INVESTMENTS - 100.0% (Cost $4,478,710)		$5,149,460
Liabilities in Excess of Other Assets - (0.0%)(d)		(1,252)
TOTAL NET ASSETS - 100.0%		$5,148,208

Percentages are stated as a percent of net assets.

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

ARK 21Shares Active Bitcoin Ethereum Strategy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$5,122,652	$-	$-	$5,122,652
Money Market Funds	26,808	-	-	26,808
Total Investments	$5,149,460	$-	$-	$5,149,460

Refer to the Schedule of Investments for further disaggregation of investment categories.

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Transactions With Affiliates

ARK 21Shares Active Bitcoin Ethereum Strategy ETF transactions with affiliates represent holdings for which the Fund and the underlying ARK 21Shares ETFs have the same investment adviser. ARK 21Shares Active Bitcoin Ethereum Strategy ETF had the following transactions with such affiliated ARK 21Shares ETFs during the fiscal period ended December 31, 2024:

	ARK 21Shares Active Bitcoin Futures Strategy ETF	ARK 21Shares Active Ethereum Futures Strategy ETF	Total
Value, Beginning of Period	$2,565,990	$641,768	$3,207,758
Purchases	1,046,262	237,265	1,283,527
Proceeds from Sales	(410,172)	(96,617)	(506,789)
Net Realized Gains (Losses)	(260,106)	(55,151)	(315,257)
Change in Unrealized Appreciation (Depreciation)	1,246,623	206,790	1,453,413
Value, End of Period	$4,188,597	$934,055	$5,122,652
Dividend Income	$126,998	$7,134	$3,207,758

	ARK 21Shares Active Bitcoin Futures Strategy ETF	ARK 21Shares Active Ethereum Futures Strategy ETF
Shares, Beginning of Period	58,880	21,696
Number of Shares Purchased	19,626	7,232
Number of Shares Sold	(9,813)	(3,616)
Shares, End of Period	68,693	25,312

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